Impairments and Other Expenses (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Impairments and Other Expenses
We recognized impairments and other expenses as outlined in the following table:

	Three Months Ended
	March 31,
	2016	2015
Impairment of Goodwill	$33,745	$—
Severance, retention and relocation	2	—
Impairments and other expenses	$33,747	$—

We recognized impairments and other expenses as outlined in the following table:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Impairment of Goodwill	$—	$—	$33,745	$—
Severance, retention and relocation	102	—	104	—
Impairments and other expenses	$102	$—	$33,849	$—

We recognized impairments and other expenses as outlined in the following table:

	Year Ended December 31,
	2015	2014	2013
Impairment of Sand Supply Agreement	$18,606	$—	$—
Impairment of idled administrative and transload facilities	6,186	—	—
Severance, retention and relocation	571	—	—
Abandonment of construction projects	256	—	47
Expiration of exclusivity agreement	40	—	—
Impairments and other expenses	$25,659	$—	$47